iShares®

iShares Trust

iShares, Inc.

Supplement dated July 2, 2012

to each Prospectus (the “Prospectus”)

and Statement of Additional Information (“SAI”)

for the iShares Dow Jones Select Dividend Index Fund, iShares MSCI

Pacific ex-Japan Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Value Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P U.S. Preferred Stock Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Funds’ Prospectuses and SAIs.

Effective June 30, 2012, the management fee charged on the aggregate average daily net assets of the iShares Dow Jones Select Dividend Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Value Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P U.S. Preferred Stock Index Fund in excess of $46 billion is reduced by 5.0% per annum.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SU-15

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 2, 2012

to the Prospectus (the “Prospectus”)

and Statement of Additional Information (“SAI”)

each dated March 1, 2012

for iShares J.P. Morgan USD Emerging Market Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

Effective June 30, 2012, the management fee charged on the aggregate average daily net assets of the Fund and the iShares iBoxx $ High Yield Corporate Bond Fund in excess of $19.0 billion is reduced by 5.0% per annum.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-EMB-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE